Note 3 - Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
3.
Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three
-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level
1—Quoted
prices in active markets for identical assets or liabilities.

Level
2—Inputs
other than quoted prices included within Level
1
that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level
3—Unobservable
inputs that are supported by little or
no
market activity and that are significant to the fair value of the assets or liabilities.

As of
September 30, 2019
and
December
31,
2018,
cash equivalents were all categorized as Level
1
and consisted of money market funds. As of
September 30, 2019
and
December
31,
2018,
there were
no
financial assets and liabilities categorized as Level
2
or
3.
There were
no
transfers between fair value hierarchy levels during the
three
and
nine
months ended
September 30, 2019
and
2018.

3.
Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three
-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level
1—Quoted
prices in active markets for identical assets or liabilities.

Level
2—Inputs
other than quoted prices included within Level
1
that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level
3—Unobservable
inputs that are supported by little or
no
market activity and that are significant to the fair value of the assets or liabilities.

As of
December
31,
2018
and
2017,
cash equivalents were all categorized as Level
1
and consisted of money market funds. As of
December
31,
2018
and
2017,
there were
no
financial assets and liabilities categorized as Level
2.
During the year ended
December 31, 2018,
the Company issued warrants to purchase common stock categorized as Level
3..
As of
December 31, 2017,
there were
no
financial assets or liabilities categorized as Level
3.
There were
no
transfers between fair value hierarchy levels during the years ended
December
31,
2018
and
2017.